RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Recently Adopted and Issued Accounting Standards [Abstract]
Operating Lease, Right-of-Use Asset			$ 58,600	$ 0	$ 0	$ 60,249
Operating Lease, Liability						$ 65,800
Securities transferred from HTM to AFS	$ 268,700	$ 372,100	268,703	$ 372,128	$ 0
Realized gain (loss) on debt securities transferred from HTM to AFS	$ 200
Allowance for loans and leases losses, range of increase, minimum			115,000
Allowance for loans and leases losses, increase, maximum			125,000
Reserve for unfunded commitments, dollar range of increase, minimum			11,000
Reserve for unfunded commitments, dollar range of increase, maximum			$ 14,000